Note 9 - Options and Warrants to Purchase Common Stock (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Notes Tables
Schedule of Warrants or Rights [Table Text Block]
	Shares Issuable upon exercise of
	upon Exercise of	Weighted Average
	Outstanding Warrants	Exercise Price

Outstanding at January 1, 2018	18,813,373	$0.14
Issued	8,000,000	$0.15
Exercised	(2,000,000)	$0.04
Forfeited	--	--
Outstanding at June 30, 2018	24,813,373	$0.15

	December 31, 2017		December 31, 2016
	Shares issuable upon exercise of	Weighted Average	Shares issuable upon exercise of	Weighted Average
	Outstanding Warrants	Exercise Price	Outstanding Warrants	Exercise Price

Outstanding at beginning of year	3,744,623	$0.36	461,340	$1.15
Issued	18,193,750	0.07	3,283,283	0.25
Exercised	(3,125,000)	0.04	--	--
Forfeited	--		--	--
Outstanding at end of year	18,813,373	0.14	3,744,623	0.36

Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]
	Warrants Outstanding and Exercisable
	Shares Issuable	Weighted Average
	upon Exercise of	Remaining	Weighted Average
Exercise Price	Outstanding Warrants	Contractual Life (years)	Exercise Price
$1.15	461,340	2.8	$1.15
$0.25	3,283,283	3.0	$0.25
$0.04	2,068,750	4.3	$0.04
$0.10	11,000,000	4.5	$0.10
$0.15	8,000,000	3.0	$0.15
	24,813,373	5.2	$0.15

	Warrants Outstanding and Exercisable
Exercise Price	Shares issuable upon exercise of Outstanding Warrants	Weighted Average Remaining Contractual Life (years)	Weighted Average Exercise Price
$1.15	461,340	3.3	$1.15
$0.25	3,283,283	3.5	$0.25
$0.04	4,068,750	4.7	$0.04
$0.10	11,000,000	5.0	$0.10
	18,813,373	4.6	$0.14

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
Dividend Yield		0%
Expected Life (in years)	2.48	–	2.96
Expected Volatility	163.73%	–	177.59%
Risk Free Interest Rate	2.54%	–	2.62%

	2017			2016
Dividend Yield		0%			0%
Expected Life (in years)	2.50	–	6.27	2.00	–	9.02
Expected Volatility	114.98	–	167.28%	65.49	–	65.49%
Risk Free Interest Rate	1.38	–	2.26%	0.76	–	1.78%

Share-based Compensation, Stock Options, Activity [Table Text Block]
	Shares Issuable	Weighted
	Upon Exercise of	Average
	Options	Exercise Price

Outstanding at December 31, 2017	57,057,768	$0.36
Granted	4,224,999	$0.11
Exercised	--	--
Forfeited	(232,645)	1.36
Outstanding at June 30, 2018	61,050,122	$0.34

	December 31, 2017		December 31, 2016
		Weighted		Weighted
		Average		Average
	Shares	Exercise Price	Shares	Exercise Price

Outstanding at beginning of year	21,277,479	$0.87	17,806,472	$1.00
Granted	35,810,289	$0.06	3,771,488	0.24
Exercised	--	--	--	--
Forfeited	(30,000)		(300,481)	0.83
Outstanding at end of year	57,057,768	$0.36	21,277,479	$0.87

Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range [Table Text Block]
Options Outstanding			Options Exercisable
Number Outstanding	Weighted Average Remaining Contractual Life (years)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price

35,322,222	9.34	$0.06	26,697,225	$0.06
545,289	9.48	$0.075	408,968	$0.075
377,777	4.93	$0.11	69,444	$0.11
3,000,000	4.61	$0.12	1,000,000	$0.12
500,000	3.13	$0.16	500,000	$0.16
81,395	5.64	$0.21	81,395	$0.21
100,000	2.22	$0.22	100,000	$0.22
1,066,155	2.87	$0.24	1,066,155	$0.24
2,087,500	4.29	$0.25	2,087,500	$0.25
35,595	4.79	$0.27	35,595	$0.27
474,815	5.86	$0.28	474,815	$0.28
234,506	4.64	$0.285	234,506	$0.285
81,522	2.56	$0.30	81,522	$0.30
200,000	6.63	$0.66	200,000	$0.66
150,000	6.61	$0.68	150,000	$0.68
7,233,277	0.50	$0.70	7,233,277	$0.70
488,356	6.89	$0.73	488,356	$0.73
3,104,653	3.65	$0.83	3,104,653	$0.83
975,000	5.95	$0.84	975,000	$0.84
300,000	5.14	$1.10	300,000	$1.10
300,000	4.99	$1.15	300,000	$1.15
115,000	2.74	$1.35	115,000	$1.35
300,000	3.90	$1.55	300,000	$1.55
3,077,060	4.39	$1.66	3,077,060	$1.66
900,000	3.14	$1.90	900,000	$1.90
61,050,122	6.82	$0.34	49,980,471	$0.40

Options Outstanding			Options Exercisable

	Weighted
	Average	Weighted		Weighted
	Remaining	Average		Average
Number	Contractual	Exercise	Number	Exercise
Outstanding	Life (years)	Price	Exercisable	Price

34,475,000	9.95	$0.06	15,568,718	$0.06
545,289	9.98	$0.075	45,289	$0.075
500,000	3.62	$0.16	500,000	$0.16
81,395	6.14	$0.21	40,698	$0.21
100,000	2.71	$0.22	100,000	$0.22
1,066,155	3.36	$0.24	1,066,155	$0.24
2,087,500	4.79	$0.25	2,087,500	$0.25
35,595	5.29	$0.27	17,798	$0.27
474,815	6.36	$0.28	362,408	$0.28
234,506	5.13	$0.285	234,506	$0.285
81,522	3.05	$0.30	40,716	$0.30
200,000	7.12	$0.66	200,000	$0.66
150,000	7.10	$0.68	99,990	$0.68
7,233,277	0.99	$0.70	7,233,277	$0.70
488,356	7.38	$0.73	371,666	$0.73
3,104,653	4.15	$0.83	3,104,653	$0.83
975,000	6.45	$0.84	975,000	$0.84
300,000	5.64	$1.10	300,000	$1.10
300,000	5.48	$1.15	300,000	$1.15
100,000	0.08	$1.24	100,000	$1.24
115,000	3.24	$1.35	115,000	$1.35
125,000	0.08	$1.45	125,000	$1.45
300,000	4.40	$1.55	300,000	$1.55
7,645	0.09	$1.58	7,645	$1.58
3,077,060	4.89	$1.66	3,077,060	$1.66
900,000	3.63	$1.90	900,000	$1.90
57,057,768	7.45	$0.36	37,273,079	$0.52